Financial Statement Details - Other Operating Expense (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Factory optimization restructuring	$ 8.5	$ 4.1	$ 0.0
Severance and other restructuring	0.6	2.8	3.8
Total restructuring costs	9.1	6.9	3.8
Project, transformation and transaction costs	12.2	16.9	8.5
Factory optimization start-up costs	9.5	1.5	0.0
Non-restructuring related executive severance	2.1	1.3	4.5
Other operating expense	$ 32.9	$ 26.6	$ 16.8